Segmented information	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Segmented information

Revenue

The Company operates in one reportable business segment, the business of marketing games and entertainment based on the game of bingo through its Internet portal, bingo.com, supported mainly by the revenue generated from the deposits received for the games for money and selling advertising on the website. The revenue for the quarter ended September 30, 2011 and 2010, has been derived primarily from the revenue generated from the deposits received for the games for money. Through its Internet portal, bingo.com, supported mainly by the revenue generated from the deposits received for the games for money and selling advertising on the website. The revenue for the quarter ended September 30, 2011 and 2010, has been derived primarily from the revenue generated from the deposits received for the games for money.

 The Company had the following revenue by geographical region.

	Nine Months ended September 30, 2011	Nine Months ended September 30, 2010	Three Months ended September 30, 2011	Three Months ended September 30, 2010

Gaming revenue
Western Europe	$171,226	$1,419,136	$61,468	$40,776
Central, Eastern and Southern Europe	26,912	50,726	6,100	4,527
Nodics	770,612	114,479	325,547	28,745
Other	13,643	40,787	5,688	8,697
Total gaming revenue	$982,393	$1,625,128	$398,803	$82,745

Advertising revenue
Nodics	$6,896	$1,353	$4,680	$857
Other	37,979	79,439	13,249	13,907
Total advertising revenue	$44,875	$80,792	$17,929	$14,764

Total revenue
Western Europe	$171,226	$1,419,136	$61,468	$40,776
Central, Eastern and Southern Europe	26,912	50,726	6,100	4,527
Nodics	777,508	115,832	330,227	29,602
Other	51,622	120,226	18,937	22,604
Total revenue	$1,027,268	$1,705,920	$416,732	$97,509

Equipment

The Company’s equipment is located as follows:

Net Book Value	September 30, 2011	December 31, 2010

Anguilla	$1,472	$1,963
Canada	9,258	17,012
United Kingdom	1,908	2,544
United States of America	3,880	5,284
	$16,518	$26,803